Deferred Compensation and Retirement Plans - Schedule of Reconciliation of Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Change in benefit obligation:
Current liability	$ 56,887	$ 48,618
Non-current liability	510,774	477,770
Total liability	567,661	526,388
Medical And Life Insurance Benefits | Hay Group
Change in benefit obligation:
Balance, beginning of year	4,188	4,227
Interest cost	183	219	$ 217
Actuarial (gain) loss	(136)	214
Benefits paid	(437)	(472)
Participants' contributions	5	0
Balance, end of year	3,803	4,188	$ 4,227
Current liability	479	553
Non-current liability	3,324	3,635
Total liability	$ 3,803	$ 4,188